Long-Term Debt, Net - Narrative (Details) $ in Thousands	1 Months Ended					2 Months Ended	11 Months Ended	12 Months Ended				48 Months Ended
	Mar. 31, 2021 USD ($)	Jul. 31, 2019 USD ($) shares	Jan. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2025 USD ($)	Sep. 01, 2019	Feb. 08, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding principal balance								$ 703,900
Loss on debt extinguishment								$ 0	$ 77,336	$ 0
Convertible preferred stock, issuance of shares in connection with convertible note conversion (in shares) | shares								180,414		7,510,818
Convertible preferred stock, issuance of shares in connection with convertible note conversion										$ 722,977
Interest expense								$ 56,005	57,309	94,795
Affiliated Entity
Debt Instrument [Line Items]
Debt issuance costs								$ 7,700	5,400
Convertible note				$ 1,000,000
Convertible note conversion terms, minimum gross proceeds from financing											$ 2,000,000
Adjustment to additional paid in capital for change in fair value of convertible note										236,400
424 Fifth Venture Loans
Debt Instrument [Line Items]
Aggregate principal amount														$ 900,000
Repayment of debt									756,600
Outstanding principal balance									685,000
Loss on debt extinguishment									71,600
Prepayment penalty and other closing costs									56,100
Weighted average interest rate						7.80%
Interest expense						$ 10,400
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 702,000
Interest rate					7.875%			7.875%
Issuance of debt					$ 702,000
Debt issuance costs					$ 17,400
Repayment of debt										33,000
Outstanding principal balance								$ 669,000	$ 669,000
Liquidity multiplier									0.3
Minimum Growth-Adjusted EBITDA								1,000,000	$ 500,000	200,000
Interest expense								54,955	54,774	55,818
Senior Notes | Affiliated Entity
Debt Instrument [Line Items]
Aggregate principal amount	$ 550,000
Interest rate	7.50%
Redemption price	101.00%
Senior Notes | Forecast
Debt Instrument [Line Items]
Minimum Growth-Adjusted EBITDA												$ 2,000,000
Senior Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price					100.00%
Senior Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price					101.00%
Other Loans
Debt Instrument [Line Items]
Repayment of debt								3,900	54,500
Outstanding principal balance								34,900	43,833
Loss on debt extinguishment								$ 0	$ 1,000
Other Loans | Minimum
Debt Instrument [Line Items]
Interest rate								2.50%
Other Loans | Maximum
Debt Instrument [Line Items]
Interest rate								3.30%
Convertible notes | Affiliated Entity
Debt Instrument [Line Items]
Interest rate													2.80%
Original issue discount			$ 286,800	170,000
Original issue discount increase upon amendment			116,900
Capital contributions relating to change in fair value			119,500
Convertible note, bifurcation of embedded redemption features			25,300	$ 178,800
Principal amount converted		$ 1,000,000
Convertible preferred stock, issuance of shares in connection with convertible note conversion (in shares) | shares		7,510,818
Convertible preferred stock, issuance of shares in connection with convertible note conversion		$ 723,000
Interest expense										$ 36,400
Effective interest rate							10.00%			10.00%
Reduction of interest expense			$ 1,700				$ 25,300